SHAREHOLDERS' EQUITY (Details 4B) - Warrant [Member]	6 Months Ended
Jun. 30, 2015 USD ($)
Value, January Debentures	$ 14,999,800
Value, February Debentures	7,629,900
Change in fair value	(4,792,900)
Ending balance	$ 17,836,800